Share Capital - Summary of Stock Option Awards (Details) $ / shares in Units, $ in Millions	9 Months Ended
	Jan. 31, 2024 CAD ($) shares yr $ / shares
May 15, 2022 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 15, 2022	[1]
Stock options granted | shares	80,000	[1]
Exercisable price/option	$ 5.79	[1]
Awarded to	Employees	[1]
Share price on grant date	$ 5.79	[1]
Dividend yield	0.00%	[1]
Expected volatility	77.00%	[1]
Risk- free rate	2.73%	[1]
Expected life | yr	5	[1]
Fair value | $	$ 0.3	[1]
February 19, 2023 | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 19, 2023	[2]
Stock options granted | shares	29,060	[2]
Exercisable price/option	$ 4.1	[2],[3]
Awarded to	Directors	[2]
Share price on grant date	$ 4.1	[2],[3]
Dividend yield	0.00%	[2]
Expected volatility	77.00%	[2]
Risk- free rate	3.57%	[2]
Expected life | yr	4	[2]
Fair value | $	$ 0.1	[2]
February 19, 2023 | Officers and employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 19, 2023	[1]
Stock options granted | shares	609,452	[1]
Exercisable price/option	$ 4.1	[1],[3]
Awarded to	Officers and employees	[1]
Share price on grant date	$ 4.1	[1],[3]
Dividend yield	0.00%	[1]
Expected volatility	77.00%	[1]
Risk- free rate	3.57%	[1]
Expected life | yr	5	[1]
Fair value | $	$ 2.2	[1]
January 19, 2024 | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 19, 2024	[4]
Stock options granted | shares	160,000	[4]
Exercisable price/option	$ 1.48	[3],[4]
Awarded to	Directors	[4]
Share price on grant date	$ 1.48	[3],[4]
Dividend yield	0.00%	[4]
Expected volatility	77.00%	[4]
Risk- free rate	3.64%	[4]
Expected life | yr	5	[4]
Fair value | $	$ 0.2	[4]
January 19, 2024 | Directors One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 19, 2024	[5]
Stock options granted | shares	80,000	[5]
Exercisable price/option	$ 1.48	[3],[5]
Awarded to	Directors	[5]
Share price on grant date	$ 1.48	[3],[5]
Dividend yield	0.00%	[5]
Expected volatility	77.00%	[5]
Risk- free rate	3.64%	[5]
Expected life | yr	5	[5]
Fair value | $	$ 0.1	[5]

[1]	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
[2]	Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
[3]	Priced in US dollars
[4]	Vesting conditions are as follows: one-thirty-sixth each month after grant date.
[5]	Vesting conditions are as follows: all vest 10 months after grant date.